UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22729

The Eudora Funds

(Exact name of registrant as specified in charter)

8 West 40th Street, 4th Floor

New York, NY 10018

(Address of principal executive offices)

 (Zip code)

The Eudora Funds

8 West 40th Street, 4th Floor

New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (347) 559-6565

Date of fiscal year end: October 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Eudora Fund

ANNALY CAPITAL MANAGEMENT, INC.

Ticker Symbol:NLY	Cusip Number:035710-409
Record Date: 3/28/2014	Meeting Date: 5/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JONATHAN D. GREEN	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: JOHN H. SCHAEFER	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: FRANCINE J. BOVICH	For	Issuer	For	With
2	THE PROPOSAL TO APPROVE A NONBINDING ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE 2014 FISCAL YEAR	For	Issuer	For	With

IDT CORPORATION

Ticker Symbol:IDT	Cusip Number:448947-507
Record Date: 10/21/2013	Meeting Date: 12/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	ELECTION OF DIRECTOR: MICHAEL CHENKIN	For	Issuer	For	With
1.2	ELECTION OF DIRECTOR: ERIC F. COSENTINO	For	Issuer	For	With
1.3	ELECTION OF DIRECTOR: HOWARD S. JONAS	For	Issuer	For	With
1.4	ELECTION OF DIRECTOR: BILL PEREIRA	For	Issuer	For	With
1.5	ELECTION OF DIRECTOR: JUDAH SCHORR	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO THE IDT CORPORATION 2005 STOCK OPTION AND INCENTIVE PLAN, AS AMENDED AND RESTATED, THAT WILL DECREASE THE NON-EMPLOYEE DIRECTOR ANNUAL GRANT TO 4,000 SHARES OF RESTRICTED CLASS B COMMON STOCK FOR BOARD AND COMMITTEE SERVICE	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2014	For	Issuer	For	With

INTERXION HOLDING N V

Ticker Symbol:INXN	Cusip Number:N47279-109
Record Date: 6/2/2014	Meeting Date: 6/30/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO ADOPT OUR DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE FINANCIAL YEAR 2013	For	Issuer	For	With
2	PROPOSAL TO DISCHARGE THE MEMBERS OF OUR BOARD OF DIRECTORS FROM CERTAIN LIABILITIES FOR THE FINANCIAL YEAR 2013	For	Issuer	For	With
3A	PROPOSAL TO APPOINT FRANK ESSER AS NON-EXECUTIVE DIRECTOR	For	Issuer	For	With
3B	PROPOSAL TO APPOINT MARK HERAGHTY AS NON-EXECUTIVE DIRECTOR	For	Issuer	For	With
4	PROPOSAL TO AWARD RESTRICTED SHARES TO OUR NON-EXECUTIVE DIRECTORS AND TO INCREASE AUDIT COMMITTEE MEMBERSHIP COMPENSATION, AS DESCRIBED IN THE PROXY STATEMENT	For	Issuer	For	With
5	PROPOSAL TO AWARD PERFORMANCE SHARES TO OUR EXECUTIVE DIRECTOR, AS DESCRIBED IN THE PROXY STATEMENT	For	Issuer	For	With
6	PROPOSAL TO APPOINT KPMG ACCOUNTANTS N.V. TO AUDIT OUR ANNUAL ACCOUNTS FOR THE FINANCIAL YEAR 2014	For	Issuer	For	With

JGWPT HOLDINGS, INC.

Ticker Symbol:JGW	Cusip Number:46617M109
Record Date: 4/25/2014	Meeting Date: 6/10/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal One seeks the election of three directors (Messrs. Alexander R. Castaldi, Robert C. Griffin and Robert N. Pomroy) as Class I directors whose terms expire in 2017	For	Issuer	For	With
2	The Audit and Compliance Committee appointed Ernst & Young LLP, independent registered public accounting firm, to audit the consolidated financial statements of the Company for the 2014 fiscal year ending December 31, 2014. As a matter of good corporate governance, the Company's stockholders will be requested to ratify the Audit and Compliance Committee's selection at the Meeting.	For	Issuer	For	With

SEACOR HOLDINGS INC.

Ticker Symbol:CKH	Cusip Number:811904-101
Record Date: 4/2/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) CHARLES FABRIKANT 2) DAVID R. BERZ 3) PIERRE DE DEMANDOLX 4) OIVIND LORENTZEN 5) ANDREW R. MORSE 6) R. CHRISTOPHER REGAN 7) STEVEN J. WISCH	For	Issuer	For	With
2	ADVISORY APPROVAL OF THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
3	REAPPROVAL OF THE COMPANY'S MANAGEMENT INCENTIVE PLAN	For	Issuer	For	With
4	APPROVAL OF THE 2014 SHARE INCENTIVE PLAN	For	Issuer	For	With
5	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS SEACOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014	For	Issuer	For	With

STRAIGHT PATH COMMUNICATIONS, INC

Ticker Symbol:STRP	Cusip Number:862578-101
Record Date: 11/18/2013	Meeting Date: 1/16/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: DAVIDI JONAS	Abstained	Issuer	For	Against
1B	ELECTION OF DIRECTOR: K. CHRIS TODD	Abstained	Issuer	For	Against
1C	ELECTION OF DIRECTOR: WILLIAM F. WELD	Abstained	Issuer	For	Against
1D	ELECTION OF DIRECTOR: FRED S. ZEIDMAN	Abstained	Issuer	For	Against
2	TO RATIFY THE APPOINTMENT OF ZWICK AND BANYAI PLLC AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2014	Abstained	Issuer	For	Against
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Abstained	Issuer	For	Against
4	ADVISORY VOTE ON FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	Abstained	Issuer	For	Against

TECHTARGET, INC.

Ticker Symbol:TTGT	Cusip Number:87874R-100
Record Date: 4/23/2014	Meeting Date: 6/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) JAY C. HOAG 2) ROGER M. MARINO	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2014	For	Issuer	For	With
3	SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION	For	Issuer	For	With

TEVA PHARMACEUTICAL INDUSTRIES LIMITED

Ticker Symbol:TEVA	Cusip Number:881624-209
Record Date: 7/25/2013	Meeting Date: 8/27/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: PROF. MOSHE MANY	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: DR. ARIE BELLDEGRUN	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: MR. AMIR ELSTEIN	Against	Issuer	For	Against
1D	ELECTION OF DIRECTOR: PROF. YITZHAK PETERBURG	Against	Issuer	For	Against
2A	TO APPROVE THE PAYMENT OF A CASH BONUS TO THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER IN RESPECT OF 2012 IN AN AMOUNT OF $1,203,125	For	Issuer	For	With
2B	TO APPROVE BONUS OBJECTIVES AND PAYOUT TERMS FOR THE YEAR 2013 FOR THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER	For	Issuer	For	With
3	TO APPROVE A COMPENSATION POLICY WITH RESPECT TO THE TERMS OF OFFICE AND EMPLOYMENT OF THE COMPANY'S "OFFICE HOLDERS" (AS SUCH TERM IS DEFINED IN THE ISRAELI COMPANIES LAW, 5759-1999, AS AMENDED)	For	Issuer	For	With
4	TO APPROVE THE RESOLUTION OF THE BOARD OF DIRECTORS TO DECLARE AND DISTRIBUTE THE CASH DIVIDENDS FOR THE FIRST AND SECOND QUARTERS OF THE YEAR ENDED DECEMBER 31, 2012, PAID IN TWO INSTALLMENTS IN AN AGGREGATE AMOUNT OF NIS 2.00 (APPROXIMATELY US$0.51, ACCORDING TO THE APPLICABLE EXCHANGE RATES) PER ORDINARY SHARE (OR ADS).	For	Issuer	For	With
5	TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2014 ANNUAL MEETING OF SHAREHOLDERS	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Eudora Funds

By /s/David Cohen

* David Cohen

President

Date: August 14, 2014

*Print the name and title of each signing officer under his or her signature.